24. Derivative Financial Liabilities (Details - Assumptions) - Level 2 of fair value hierarchy [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Average stock price volatility	92.29%	80.08%	100.60%
Bottom of range [Member]
Disclosure of financial liabilities [line items]
Conversion price	$ 0.50	$ 1.30	$ 1.40
Stock price	$ 0.50	$ 1.30	$ 1.80
Risk-free interest rate	1.78%	0.82%	0.44%
Expected term (in years)	7 days	4 days	4 days
Top of range [Member]
Disclosure of financial liabilities [line items]
Conversion price	$ 1.02	$ 1.80	$ 3.55
Stock price	$ 1.02	$ 1.98	$ 3.55
Risk-free interest rate	2.72%	1.90%	0.92%
Expected term (in years)	1 year	1 year	1 year